Subsidiary guarantee information - Income statement related (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed consolidating statements of operations
Interest and dividend income	SFr 20,180	SFr 19,623	SFr 17,061
Interest expense	(13,131)	(12,498)	(10,369)
Net interest income	7,049	7,125	6,692
Commissions and fees	11,071	11,742	11,672
Trading revenues	1,773	456	1,300
Other revenues	2,793	1,497	1,301
Net revenues	22,686	20,820	20,965
Provision for credit losses	324	245	210
Compensation and benefits	9,105	8,864	9,964
General and administrative expenses	7,588	7,068	7,413
Commission expenses	1,276	1,259	1,429
Restructuring expenses		528	396
Total other operating expenses	8,864	8,855	9,238
Total operating expenses	17,969	17,719	19,202
Income/(loss) before taxes	4,393	2,856	1,553
Income tax expense/(benefit)	1,298	1,134	2,781
Net income/(loss)	3,095	1,722	(1,228)
Net income/(loss) attributable to noncontrolling interests	14	(7)	27
Net income/(loss) attributable to shareholders	SFr 3,081	SFr 1,729	SFr (1,255)